Concentration and Risks - Cash and cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Concentration and Risks
Cash, cash equivalents and restricted cash	¥ 8,961,652	$ 1,227,741	¥ 4,104,749	$ 562,348	¥ 3,754,904	¥ 3,897,966
EUR
Concentration and Risks
Cash, cash equivalents and restricted cash		35,000		16,609
SEK
Concentration and Risks
Cash, cash equivalents and restricted cash		382,492		95,676
USD
Concentration and Risks
Cash, cash equivalents and restricted cash		131,148		$ 44,050
THB
Concentration and Risks
Cash, cash equivalents and restricted cash		422,844
AUD
Concentration and Risks
Cash, cash equivalents and restricted cash		$ 8,722